Federated Intermediate Government/Corporate Fund
A Portfolio of Federated Institutional Trust
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)

SUPPLEMENT TO summary PROSPECTUS DATED OCTOBER 31, 2012
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) and Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%	0.30%
Distribution (12b-1) Fee	None	0.00%[2]
Other Expenses	0.52%	0.48%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses[1]	0.86%	0.82%
Fee Waivers and/or Expense Reimbursements[1,3]	0.52%	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.34%	0.59%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's SS class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.
2	The Fund has adopted a Distribution (12b-1) Plan for its Service Shares pursuant to which the SS class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the SS class of the Fund. The SS class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (“ Trustees”).
3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.30 and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Share Class	1 Year	3 Years	5 Years	10 Years
IS	$88	$274	$477	$1,061
SS	$84	$262	$455	$1,014
June 24, 2013
Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451777 (6/13)
Federated Intermediate Government/Corporate Fund
A Portfolio of Federated Institutional Trust
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2012
Effective June 24, 2013:
1., Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) and Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%	0.30%
Distribution (12b-1) Fee	None	0.00%[2]
Other Expenses	0.52%	0.48%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses[1]	0.86%	0.82%
Fee Waivers and/or Expense Reimbursements[1,3]	0.52%	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.34%	0.59%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's SS class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.
2	The Fund has adopted a Distribution (12b-1) Plan for its Service Shares pursuant to which the SS class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the SS class of the Fund. The SS class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (“ Trustees”).
3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.30 and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Share Class	1 Year	3 Years	5 Years	10 Years
IS	$88	$274	$477	$1,061
SS	$84	$262	$455	$1,014
2. Under the section entitled “ Payments to Financial Intermediaries,” in the sub-section entitled “Rule 12b-1 Fees SS Class,” please delete the following sentence:
“The Fund's SS class has no present intention of paying or accruing a Rule 12b-1 Fee during the fiscal year ending August 31, 2013.”
and replace it with:
“The SS class of the Fund has no present intention of paying, accruing or incurring any Rule 12b-1 Fees until such time as approved by the Fund's Board of Trustees.”
3. Under the section entitled “ Who Manages the Fund,” please replace the introductory sentence under the sub-section “Advisory Fees” with the following:“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets.”

4. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please replace the charts with the following:
FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.86%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$87.78	$10,414.00
2	$10,414.00	$520.70	$10,934.70	$91.41	$10,845.14
3	$10,845.14	$542.26	$11,387.40	$95.20	$11,294.13
4	$11,294.13	$564.71	$11,858.84	$99.14	$11,761.71
5	$11,761.71	$588.09	$12,349.80	$103.24	$12,248.64
6	$12,248.64	$612.43	$12,861.07	$107.52	$12,755.73
7	$12,755.73	$637.79	$13,393.52	$111.97	$13,283.82
8	$13,283.82	$664.19	$13,948.01	$116.61	$13,833.77
9	$13,833.77	$691.69	$14,525.46	$121.43	$14,406.49
10	$14,406.49	$720.32	$15,126.81	$126.46	$15,002.92
Cumulative		$6,042.18		$1,060.76
FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND - SS CLASS
ANNUAL EXPENSE RATIO: 0.82%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$83.71	$10,418.00
2	$10,418.00	$520.90	$10,938.90	$87.21	$10,853.47
3	$10,853.47	$542.67	$11,396.14	$90.86	$11,307.15
4	$11,307.15	$565.36	$11,872.51	$94.66	$11,779.79
5	$11,779.79	$588.99	$12,368.78	$98.61	$12,272.19
6	$12,272.19	$613.61	$12,885.80	$102.74	$12,785.17
7	$12,785.17	$639.26	$13,424.43	$107.03	$13,319.59
8	$13,319.59	$665.98	$13,985.57	$111.50	$13,876.35
9	$13,876.35	$693.82	$14,570.17	$116.16	$14,456.38
10	$14,456.38	$722.82	$15,179.20	$121.02	$15,060.66
Cumulative		$6,053.41		$1,013.50
June 24, 2013

Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451781 (6/13)
Federated Intermediate Government/Corporate Fund
A Portfolio of Federated Institutional Trust
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)

SUPPLEMENT TO Statement of additional information DATED OCTOBER 31, 2012
Effective June 24, 2013, under the heading entitled “How is the Fund Sold?,” please add the following as the final paragraph under the sub-heading “Rule 12b-1 Plan (Service Shares)”:
“Regarding the Fund's SS class, the SS class of the Fund currently does not accrue, pay or incur any Rule 12b-1 Plan fee, although the Board of Trustees has approved the A class of the Fund to accrue, pay and incur a Rule 12b-1 Plan fee of up to a maximum amount of 0.05%, or some lesser amount as the Board of Trustees shall approve from time to time. The SS class of the Fund will not incur or charge such Rule 12b-1 Plan fees until such time as approved by the Fund's Board of Trustees.”
June 24, 2013

Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451782 (6/13)